Investment Objectives and Goals - THE GABELLI ABC FUND	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.